April 20, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock High Income Fund, a series of BlackRock Bond Fund, Inc.
(File No. 2-62329 and File No. 811-02857)

BlackRock All-Cap Energy & Resources Portfolio, BlackRock Energy & Resources Portfolio, BlackRock Global Opportunities Portfolio, BlackRock Health Sciences Opportunities Portfolio, BlackRock International Opportunities Portfolio, BlackRock Science & Technology Opportunities Portfolio, BlackRock Small Cap Core Equity Portfolio, BlackRock Small Cap Growth Equity Portfolio, BlackRock Small/Mid-Cap Growth Portfolio, BlackRock U.S. Opportunities Portfolio, BlackRock World Gold Fund, each a series of BlackRock Funds
(File No. 33-26305 and File No. 811-05742)

BlackRock High Yield Bond Portfolio, a series of BlackRock Funds II
(File No. 333-142592 and File No. 811-22061)

BlackRock Global Allocation Fund, Inc.
(File No. 33-22462 and File No. 811-05576)

BlackRock Global Dynamic Equity Fund
(File No. 333-124372 and File No. 811-21759)

BlackRock Global Emerging Markets Fund, Inc.
(File No. 33-28248 and File No. 811-05723)

BlackRock Global Financial Services Fund, Inc.
(File No. 333-80061 and File No. 811-09375)

BlackRock Latin America Fund, Inc.
(File No. 33-41622 and File No. 811-06349)

BlackRock International Fund, a series of BlackRock Series, Inc.
(File No. 333-56203 and File No. 811-08797)

Ladies and Gentlemen:

On behalf of each registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 1, 2011, to the Prospectus and Statement of Additional Information for each Fund listed above. The purpose of the filing is to submit the 497(e) filing dated March 1, 2011 in XBRL for each Fund.

Any questions or comments on the filing should be directed to the undersigned at (212) 728-8510.

Very truly yours,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC